FAIR VALUE MEASUREMENTS - Schedule of Financial Assets and Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets, at fair value
Investments held in Trust Account	$ 484,900,806	$ 1,013,382,491	$ 1,000,284,779
Liabilities, at fair value
Warrant liabilities	31,093,333	16,475,933	31,704,522
Quoted Prices in Active Markets (Level 1)
Assets, at fair value
Investments held in Trust Account	484,900,806	1,013,382,491	1,000,284,779
Quoted Prices in Active Markets (Level 1) | Derivative Financial Instruments, Liabilities | Public Warrants
Liabilities, at fair value
Warrant liabilities	17,600,000	9,326,000	17,822,000
Quoted Prices in Active Markets (Level 1) | Derivative Financial Instruments, Liabilities | Private Placement Warrants
Liabilities, at fair value
Warrant liabilities	0	0	0
Significant Other Observable Inputs (Level 2)
Assets, at fair value
Investments held in Trust Account	0	0
Significant Other Observable Inputs (Level 2) | Derivative Financial Instruments, Liabilities | Public Warrants
Liabilities, at fair value
Warrant liabilities	0	0	0
Significant Other Observable Inputs (Level 2) | Derivative Financial Instruments, Liabilities | Private Placement Warrants
Liabilities, at fair value
Warrant liabilities	13,493,333	7,149,933	0
Significant Other Unobservable Inputs (Level 3)
Assets, at fair value
Investments held in Trust Account	0	0	0
Significant Other Unobservable Inputs (Level 3) | Derivative Financial Instruments, Liabilities | Public Warrants
Liabilities, at fair value
Warrant liabilities	0	0	0
Significant Other Unobservable Inputs (Level 3) | Derivative Financial Instruments, Liabilities | Private Placement Warrants
Liabilities, at fair value
Warrant liabilities	$ 0	$ 0	$ 13,882,522